Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Spectrum Low Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SPECTRUM LOW VOLATILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Spectrum Low Volatility Fund’s (the “Fund”) investment objective is total return with lower downside volatility and risk compared to major stock market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. The sub-adviser seeks capital appreciation from opportunistic trading of fixed income securities and related instruments. Low volatility in the Fund’s name refers to the sub-adviser’s strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. Interest payments may also contribute to low volatility by providing a source of risk-managed returns. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. The technical strategies employed by the sub-adviser focus primarily on trend-following, momentum, relative strength and many other technical analysis strategies applied to domestic and international stock and bond markets to signal favorable or unfavorable market conditions. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities, including preferred stock. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty. The Fund’s use of swaps is generally limited by the requirements to pledge collateral to swap counterparties.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results. The sub-adviser’s technical strategies may lose predictive validity or may not be sufficiently robust to address all market conditions. There is no assurance that the sub-adviser’s investment strategy will enable the Fund to achieve its investment objective.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. Derivatives also magnify losses because they require only a small investment relative to their potential price effect on the Fund.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality., including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their potential price effect on the Fund. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31 Spectrum Low Volatility Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	6/30/2020	8.83%
Lowest Quarter:	12/31/2018	(2.06)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Spectrum Low Volatility Fund | S&P/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.88%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[1],[2]
Spectrum Low Volatility Fund | 50/50 Barclays VLYHI/S&P Leveraged Loan Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[2],[3]
Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SVARX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,337
Annual Return 2014	rr_AnnualReturn2014	2.41%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	16.45%
Annual Return 2017	rr_AnnualReturn2017	8.26%
Annual Return 2018	rr_AnnualReturn2018	(0.99%)
Annual Return 2019	rr_AnnualReturn2019	9.42%
Annual Return 2020	rr_AnnualReturn2020	24.10%
Annual Return 2021	rr_AnnualReturn2021	4.10%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[2]
Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[2]
Spectrum Unconstrained Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SPECTRUM UNCONSTRAINED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Spectrum Unconstrained Fund’s (the “Fund”) investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from April 16, 2021 (commencement of operations) through September 30, 2021, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest on debt securities and dividends on preferred stocks while seeking to avoid some downside volatility and risk. Unconstrained in the Fund’s name refers to the sub-adviser’s strategy of allowing the Fund to participate in various fixed income asset classes as well as employing considerable leverage in certain market environments. Although the Fund’s objective is not low volatility, the sub-adviser will attempt to limit the Fund’s investment losses such that they will not exceed the S&P 500 Index losses over any full market cycle. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets.

The technical strategies employed by the sub-adviser focus primarily on trend-following, momentum, and relative strength strategies as applied to domestic and international stock and bond markets to signal favorable or unfavorable market conditions. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser may use significant leverage through swap contracts, futures, options and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser may emphasize capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily fixed income exchange-traded funds (“ETFs”) and mutual funds that invest in investment-grade and non-investment grade fixed income securities, preferred stocks as well as derivative instruments. Derivatives include options and futures contracts on interest rate-related assets or indexes, currency forwards, and swap agreements. The Fund may also invest directly in the preceding derivatives. The Fund’s use of derivatives is generally limited by the requirements to pledge collateral to counterparties, Investment Company Act rules, and Securities and Exchange Commission related guidance. These derivatives are used as substitutes for the underlying reference asset or index. Swaps include credit default swaps that may be based on the returns of a single asset or an index.

The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held directly or by the mutual funds and ETFs in which it invests. The ETFs and mutual funds may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in ETFs and mutual funds that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser also considers ETF and mutual fund fees, management experience and liquidity. The Fund does not invest more than 25% of its assets in swap agreements with any one counterparty.

The sub-adviser will seek to sell securities, and reduce swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover well in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote:

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results. The sub-adviser’s technical strategies may lose predictive validity or may not be sufficiently robust to address all market conditions. There is no assurance that the sub-adviser’s investment strategy will enable the Fund to achieve its investment objective.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps, options and futures are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps and options are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Risk: Foreign currency contracts and securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their potential price effect on the Fund.

Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid, and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (beyond seven days), potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed or made available to shareholders semi-annually. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUNBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[6]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,041

[1]	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Investors cannot invest directly in an index and the S&P/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes.
[2]	The inception date of the Fund’s Investor Class shares is December 16, 2013.
[3]	The 50/50 Barclays VLYHI/S&P Leveraged Loan Index gives 50% weight to the Barclays VLYHI Index and 50% weight to the S&P Leveraged Loan Index. Barclays VLYHI benchmark includes publicly issued U.S. dollar denominated non-investment grade, fixed-rate taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality. The bonds are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used.) Included issues consist of only the three largest bonds from each issuer that have a minimum amount outstanding of $500 million or more (face value) and less than five years from issue date. S&P Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market.
[4]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[6]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[7]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the current fiscal period.